Other Intangibles, Net (Schedule Of Future Amortization Of The Intangible Assets) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
Other Intangibles, Net [Abstract]
2015	$ 33,854
2016	33,865
2017	33,865
2018	27,559
2019	$ 23,865